Share-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
18	Share-based compensation

(a)	Share option plan

The Company’s 2010 Share Option Plan provides for the grant of incentive share options to the Company’s employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the years ended December 31, 2015, 2016 and 2017, the Company granted share options to non-employees, employees, officers and directors of the Group. These options were granted with exercise prices denominated in the US$, which is the functional currency of the Company. The table below sets forth information regarding share options granted over the years:

Grant Date	Number of shares	Term (year)	Vesting period (year)	Exercise price at grant date (US$)
January 1, 2015 (Note ii)	6,000	0.16	0.00	6.0000
January 1, 2015 (Note ii)	18,500	0.16	0.00	1.8227
January 1, 2015 (Note ii)	11,938	0.16	0.00	2.1669
January 1, 2015	206,845	10.01	4.00	8.1300
February 1, 2015 (Note i)	10,000	10.17	4.16	16.1700
June 30, 2015	36,000	10.01	4.00	16.1700
July 6, 2015	25,000	10.25	4.24	20.0000
July 6, 2015	15,000	11.25	5.24	20.0000
August 1, 2015 (Note iii)	58,058	10.01	1.67	0.3224
August 1, 2015 (Note iv)	25,308	10.01	1.75	0.4299
August 1, 2015 (Note v)	7,444	10.01	2.25	0.8598
August 1, 2015 (Note vi)	49,871	10.01	2.33	1.0748
August 1, 2015 (Note vii)	32,750	10.01	2.67	1.2897
August 1, 2015 (Note vii)	10,421	10.01	2.67	0.4299
August 1, 2015 (Note viii)	82,995	10.01	3.33	1.6122
August 1, 2015 (Note ix)	11,165	10.01	3.42	0.2687
August 1, 2015 (Note x)	78,156	10.01	3.67	2.6869
August 1, 2015 (Note xi)	147,007	10.01	3.83	4.0304
August 1, 2015 (Note xii)	21,884	10.01	4.00	5.3739
December 31, 2015	113,311	10.01	0.00	0.0100
April 1, 2016	32,200	10.25	4.00	20.0000
April 1, 2016	79,116	10.25	4.00	6.0000
July 1, 2016	10,000	10.00	4.00	20.0000
July 1, 2016	1,000	10.00	4.00	12.0000
January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017	180,000	10.01	4.00	8.1290
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290

(i)	The Company modified certain terms of the options in 2016 previously granted which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)	These share options were granted to employees for their past services and immediately vested on grant date. The holders of the options are entitled to exercise the vested options during January 1, 2015 to February 28, 2015.
(iii)	58.33% of the options were vested on August 1, 2015 and the remaining 41.67% of the options are vested over a 1.67-year period starting from August 1, 2015 to March 31, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(iv)	56.25% of the options were vested on August 1, 2015 and the remaining 43.75% of the options are vested over a 1.75-year period starting from August 1, 2015 to April 30, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(v)	43.75% of the options were vested on August 1, 2015 and the remaining 56.25% of the options are vested over a 2.25-year period starting from August 1, 2015 to October 31, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(vi)	41.67% of the options were vested on August 1, 2015 and the remaining 58.3% of the options are vested over a 2.33-year period starting from August 1, 2015 to November 30, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(vii)	33.67% of the options were vested on August 1, 2015 and the remaining 66.33% of the options are vested over a 2.67-year period starting from August 1, 2015 to March 31, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(viii)	16.67% of the options were vested on August 1, 2015 and the remaining 83.33% of the options are vested over a 3.33-year period starting from August 1, 2015 to November 30, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(ix)	14.58% of the options were vested on August 1, 2015 and the remaining 85.42% of the options are vested over a 3.42-year period starting from August 1, 2015 to December 31, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(x)	8.33% of the options were vested on August 1, 2015 and the remaining 91.67% of the options are vested over a 3.67-year period starting from August 1, 2015 to March 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(xi)	4.17% of the options were vested on August 1, 2015 and the remaining 95.83% of the options are vested over a 3.83-year period starting from August 1, 2015 to May 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(xii)	The options are vested over a 4-year period starting from August 1, 2015 to May 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

The following table summarizes the share option activity for the years ended December 31, 2016 and 2017:

	Number of shares	Weighted average exercise price $	Weighted average grant date fair value US$	Weighted average remaining contractual life years	Aggregate intrinsic value US$’000
At January 1, 2016	1,592,443	4.90		8.58	23,641
Granted	122,316	10.42	13.81
Exercised	(68,135)	2.51
Forfeited	(154,439)	7.14

At December 31, 2016	1,492,185	5.23		7.80	18,631

Vested and expected to vest at December 31, 2016	1,083,293	4.25	9.64	7.15	14,494
Exercisable to vest at December 31, 2016	928,597	3.68	10.77	7.44	12,615

At January 1, 2017	1,492,185	5.23		7.80	18,631
Granted	302,200	8.37	11.67
Exercised	(25,898)	2.37
Forfeited	(225,911)	7.34

At December 31, 2017	1,542,576	5.62		7.24	19,387

Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s historical and expected forfeitures for share options granted, the directors of the Company estimated that its future forfeiture rate would be 9% and 6% for employees and 0% and 23% for senior management in 2016 and 2017 respectively.

The aggregate intrinsic value in the table above represents the difference between the estimated fair value of the Company’s ordinary shares as of December 31, 2016 and 2017 and the exercise price.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses as of December 31, 2015, 2016 and 2017 were US$6,494, US$3,688 and US$ 3,681 respectively.

As of December 31, 2016 and 2017, there were 150,000 share options granted to certain employees which the vesting was subject to the earlier occurrence of any of the following events, either: the Company being approved to be listed on a stock exchange with an expected market capitalization of no less than US$500,000; or (ii) a merger or acquisition of the Company or any of its subsidiaries at a valuation of US$500,000 or above in which the shareholders of the Company shall no longer hold a majority of the outstanding shares of the surviving corporation. None of the options were vested as of December 31, 2016 and 2017.

As of December 31, 2016 and 2017, there were US$5,647 and US$4,666 of unrecognized share-based compensation expenses related to share options, which were expected to be recognized over a weighted-average vesting period of 2.20 and 2.04 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. The fair values of share options granted during the years ended December 31, 2016 and 2017 were estimated using the following assumptions:

Grant Date	Risk-free interest rate (Note i)	Dividend yield (Note ii)	Volatility rate (Note iii)	Expected term (in years) (Note iv)
April 1, 2016	2.00%	0%	49.37%	NA
July 1, 2016	1.62%	0%	50.52%	NA
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.

(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(iv)	The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

(b)	Issuance of shares to certain employees with performance conditions

On December 28, 2016, the Company authorized and communicated the issuance of restricted ordinary shares of 1,068,114 and 801,086 of the Company to certain employees upon fulfillment of certain performance conditions (mainly financial performance related) for the fiscal years of 2017 and 2018, respectively and these employees have to be remained employed by the Company. Considering the likelihood of achieving the performance conditions are not probable as of December 31, 2017, no share-based compensation expense has been recorded. Total fair value of these shares were US$32,869. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranges from 3.0% to 19.0%. In addition, none of these restricted ordinary shares were vested, forfeited, and expired during the year ended December 31, 2017.

(c)	Issuance of shares to certain employees

On December 28, 2016, the Company and three of the Company’s shareholders agreed to transfer a total of 998,338 shares of the Company’s ordinary shares held by them to certain employees of the Company at no cost for services previously provided for. The fair value of the shares transferred and the corresponding share-based compensation expense and additional paid in capital was US$17,555 and included in general and administrative expenses. In determining the fair value of shares of the Company transferred to these employees, a business valuation of the Company was performed by management with the assistance of an external valuer. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 18.3% and growth rate on average spending per customer ranges from 3.0% to 19.0%.

Total compensation costs recognized for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the years ended December 31,
	2015	2016	2017
Cost of revenues	80	52	49
Research and development	1,526	985	937
Sales and marketing	4,099	2,160	2,179
General and administrative expenses	789	18,047	1,907

Total	6,494	21,244	5,072